Predecessor Consolidated Statements of Members Capital (Predecessor, USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	Aug. 15, 2012 Total Members’ Capital	Dec. 31, 2012 Total Members’ Capital	Dec. 31, 2010 Total Members’ Capital	Aug. 15, 2012 Members’ Equity	Dec. 31, 2012 Members’ Equity	Dec. 31, 2010 Members’ Equity	Aug. 15, 2012 Accumulated Earnings	Dec. 31, 2012 Accumulated Earnings	Dec. 31, 2010 Accumulated Earnings
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning Balance	$ 10,287	$ 10,287	$ 310	$ 1,033	$ 1,033	$ 336	$ 9,254	$ 9,254	$ (26)
Cash distributions	(225)	(400)		(225)	(400)		0	0
Contribution of net assets on August 16, 2012		1,097			1,097			0
Net income	25,020	9,280		0	0		25,020	9,280
Ending Balance	$ 35,082		$ 310	$ 808		$ 336	$ 34,274		$ (26)